Trade and Notes Payables - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Notes Payables [Line Items]
Trade payables, term	60 days
Trade payables	$ 4,911,000	$ 9,586,000
Related Parties
Trade And Notes Payables [Line Items]
Trade payables	$ 2,103,000	$ 5,225,000